Shareholder Report	12 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE BALANCED FUND, INC.
Entity Central Index Key	0000871839
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005423
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor Class
Trading Symbol	RPBAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024, while fixed income markets were mixed. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. However, many markets surrendered some of their gains in the fourth quarter amid rising geopolitical tensions. U.S. taxable investment-grade bonds produced positive returns in 2024. U.S. Treasury bill yields declined, as the Federal Reserve reduced the fed funds target rate by 50 basis points in mid-September and by an additional 50 basis points in the fourth quarter.

   Versus the Morningstar Moderate Target Risk Index, security selection within U.S. large-cap growth stocks contributed to relative results. The fund’s greater exposure to U.S large-caps compared to small- and mid-caps was also additive during a period of stronger performance for large-caps.

  Conversely, an overweight allocation to real assets equities was detrimental to relative results, as this sector lagged broader global equities over the trailing 12 months. Unfavorable security selection within high yield bonds also detracted.

  The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities. It normally invests approximately 65% of total assets in U.S. and foreign common stocks and 35% in fixed income securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Balanced Fund (Investor Class)	11.84%	7.23%	7.43%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	9.23
Morningstar Moderate Target Risk Index (Strategy Benchmark)	8.27	5.37	6.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,599,799,000	$ 4,599,799,000
Holdings Count | Holding	1,589	1,589
Advisory Fees Paid, Amount	$ 17,720,000
InvestmentCompanyPortfolioTurnover	39.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,599,799 Number of Portfolio Holdings1,589
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	61.3%
Corporate Bonds	8.3
U.S. Government & Agency Mortgage-Backed Securities	8.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.9
Bond Mutual Funds	5.2
Equity Mutual Funds	4.2
Asset-Backed Securities	1.5
Non-U.S. Government Mortgage-Backed Securities	1.3
Short-Term and Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	5.4%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
T. Rowe Price Real Assets Fund - I Class	4.2
Federal National Mortgage Assn.	4.0
NVIDIA	2.8
Microsoft	2.6
Apple	2.6
U.S. Treasury Bonds	2.5
Amazon.com	1.9
Government National Mortgage Assn.	1.8

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166328
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	I Class
Trading Symbol	RBAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024, while fixed income markets were mixed. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. However, many markets surrendered some of their gains in the fourth quarter amid rising geopolitical tensions. U.S. taxable investment-grade bonds produced positive returns in 2024. U.S. Treasury bill yields declined, as the Federal Reserve reduced the fed funds target rate by 50 basis points in mid-September and by an additional 50 basis points in the fourth quarter.

   Versus the Morningstar Moderate Target Risk Index, security selection within U.S. large-cap growth stocks contributed to relative results. The fund’s greater exposure to U.S large-caps compared to small- and mid-caps was also additive during a period of stronger performance for large-caps.

  Conversely, an overweight allocation to real assets equities was detrimental to relative results, as this sector lagged broader global equities over the trailing 12 months. Unfavorable security selection within high yield bonds also detracted.

  The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities. It normally invests approximately 65% of total assets in U.S. and foreign common stocks and 35% in fixed income securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Balanced Fund (I Class)	12.00%	7.37%	8.34%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	10.61
Morningstar Moderate Target Risk Index (Strategy Benchmark)	8.27	5.37	6.98

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,599,799,000	$ 4,599,799,000
Holdings Count | Holding	1,589	1,589
Advisory Fees Paid, Amount	$ 17,720,000
InvestmentCompanyPortfolioTurnover	39.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,599,799 Number of Portfolio Holdings1,589
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	61.3%
Corporate Bonds	8.3
U.S. Government & Agency Mortgage-Backed Securities	8.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.9
Bond Mutual Funds	5.2
Equity Mutual Funds	4.2
Asset-Backed Securities	1.5
Non-U.S. Government Mortgage-Backed Securities	1.3
Short-Term and Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	5.4%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
T. Rowe Price Real Assets Fund - I Class	4.2
Federal National Mortgage Assn.	4.0
NVIDIA	2.8
Microsoft	2.6
Apple	2.6
U.S. Treasury Bonds	2.5
Amazon.com	1.9
Government National Mortgage Assn.	1.8

Updated Prospectus Web Address	www.troweprice.com/paperless